14. Financial assets at amortized cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfFinancialAssetsAtAmortizedCostLineItems [Line Items]
Noncurrent	$ 5,942,382	$ 4,337,211
Current	11,498	1,511
Government bonds
SummaryOfFinancialAssetsAtAmortizedCostLineItems [Line Items]
Noncurrent	0	44,429
Current	$ 11,498	$ 1,511